Interest Income and Interest Expense	6 Months Ended
Jun. 30, 2026
Interest Income and Interest Expense

8. Interest Income and Interest Expense

The Group was offered certain banking facilities with commercial banks and financial institutions. The facilities were as follows:

●	Receivable purchase facilities: The Company may elect payment from the bank and financial institutions with a certain portion of the invoices sold. Interest expenses will be charged on the portion in this respect.

●	Receivable-backed loan facility in the amount of $4 million and $3 million as of June 30, 2026, and December 31, 2025, respectively. With the backing of accounts receivable of selected customers, the advance drawn under this arrangement was $Nil as of June 30, 2026 and December 31, 2025.

The interest rates under the factoring agreement range from 4.84% to 6.74% (2025: 5.53% to 7.39%) per annum.

The following table provides additional information about the Company’s interest income, interest expense and other financing costs, net for the six months ended June 30, 2026, and 2025:

	2026	2025
	(Unaudited)	(Unaudited)
Interest income	$48,159	$6,666
Interest expense on lease liabilities	(2,306)	(3,107)
Interest expense on factoring arrangement	(777,940)	(285,064)
Total	$(732,087)	$(281,505)